Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal - current provision	$ 7,003	$ 6,352
Federal - deferred provision	1,702	73
Total Federal provision	8,705	6,425
State - current provision)	991	795
State - deferred provision	(156)	37
Total state provision	835	832
Provision for income taxes	$ 9,540	$ 7,257